CG Variable Annuity
Separate Account

Financial Statements as of December 31, 2022 and for
the years ended December 31, 2022 and 2021 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit and Risk Committee of the Board of Directors of
Everlake US Holding Company and the
Management and Contractholders of CG Variable Annuity Separate Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of CG Variable Annuity Separate Account (the “Account”) listed in Appendix A, as of December 31, 2022, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 19, 2023

We have served as the auditor of the Account since 1998.

CG Variable Annuity Separate Account Appendix A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. American Franchise Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Value Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	For the Period April 30, 2021* to December 31, 2021 and for Year Ended December 31, 2022
Invesco V.I. Core Equity Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Plus Bond Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	For the Period April 30, 2020* to December 31, 2020 and for Two Years Ended December 31, 2022
Invesco V.I. Equity and Income Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. EQV International Equity Fund Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Money Market Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Securities Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. High Yield Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Mid Cap Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Technology Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
(*) date represents commencement of operations

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.				Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Franchise	American Value	Core Equity	Core Plus Bond	Cap Growth
	Series I	Series I	Series I	Series I	Series I
ASSETS
Investments, at fair value	$22,731,159	$1,654,157	$23,906,528	$1,855,208	$1,074,630
Total assets	$22,731,159	$1,654,157	$23,906,528	$1,855,208	$1,074,630
NET ASSETS
Accumulation units	$21,252,408	$1,213,924	$22,493,026	$1,781,584	$1,051,708
Contracts in payout (annuitization) period	1,478,751	440,233	1,413,502	73,624	22,922
Total net assets	$22,731,159	$1,654,157	$23,906,528	$1,855,208	$1,074,630
FUND SHARE INFORMATION
Number of shares	530,606	105,360	973,789	333,671	19,359
Cost of investments	$26,716,941	$1,920,268	$26,627,564	$2,266,794	$1,413,014
UNIT VALUE	$30.25	$10.11	$59.61	$19.82	$11.75

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.				Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Franchise	American Value	Core Equity	Core Plus Bond	Cap Growth
	Series I	Series I	Series I	Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$13,472	$246,046	$11,297	$—
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(343,654)	(22,075)	(339,506)	(26,199)	(16,045)
Administrative expense	(27,335)	(1,756)	(27,005)	(2,084)	(1,276)
Net investment income (loss)	(370,989)	(10,359)	(120,465)	(16,986)	(17,321)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,549,345	243,436	2,610,885	262,221	175,324
Cost of investments sold	2,146,094	269,078	2,488,006	307,445	176,391
Realized gains (losses) on fund shares	403,251	(25,642)	122,879	(45,224)	(1,067)
Realized gain distributions	7,080,944	328,621	4,181,456	1,225	327,328
Net realized gains (losses)	7,484,195	302,979	4,304,335	(43,999)	326,261
Change in unrealized gains (losses)	(18,488,430)	(367,463)	(11,230,319)	(314,498)	(876,060)
Net realized and change in unrealized
gains (losses) on investments	(11,004,235)	(64,484)	(6,925,984)	(358,497)	(549,799)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(11,375,224)	$(74,843)	$(7,046,449)	$(375,483)	$(567,120)

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Equity	Government	Government	Invesco V.I.	EQV International
	and Income	Money Market	Securities	High Yield	Equity Fund
	Series I	Series I	Series I	Series I	Series I*
ASSETS
Investments, at fair value	$1,989,815	$872,145	$754,940	$159,151	$8,185,081
Total assets	$1,989,815	$872,145	$754,940	$159,151	$8,185,081
NET ASSETS
Accumulation units	$1,898,261	$840,239	$745,026	$159,151	$7,818,038
Contracts in payout (annuitization) period	91,554	31,906	9,914	—	367,043
Total net assets	$1,989,815	$872,145	$754,940	$159,151	$8,185,081
FUND SHARE INFORMATION
Number of shares	123,285	872,145	74,895	35,367	282,829
Cost of investments	$2,163,234	$872,145	$894,648	$187,202	$7,003,154
UNIT VALUE	$22.27	$12.36	$18.23	$17.6	$41.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Equity	Government	Government	Invesco V.I.	EQV International
	and Income	Money Market	Securities	High Yield	Equity Fund
	Series I	Series I	Series I	Series I	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$39,043	$12,447	$16,042	$7,743	$150,421
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(28,942)	(10,754)	(10,687)	(2,313)	(110,545)
Administrative expense	(2,302)	(855)	(850)	(184)	(8,793)
Net investment income (loss)	7,799	838	4,505	5,246	31,083
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	554,785	177,018	107,713	39,366	718,957
Cost of investments sold	531,349	177,018	122,173	43,180	548,514
Realized gains (losses) on fund shares	23,436	—	(14,460)	(3,814)	170,443
Realized gain distributions	298,162	—	—	—	959,497
Net realized gains (losses)	321,598	—	(14,460)	(3,814)	1,129,940
Change in unrealized gains (losses)	(543,473)	—	(97,198)	(23,567)	(3,255,080)
Net realized and change in unrealized
gains (losses) on investments	(221,875)	—	(111,658)	(27,381)	(2,125,140)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(214,076)	$838	$(107,153)	$(22,135)	$(2,094,057)
(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the Funds during 2022.
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.
	Main Street	Invesco V.I.
	Mid Cap	Technology
	Series I	Series I
ASSETS
Investments, at fair value	$1,090,616	$288,226
Total assets	$1,090,616	$288,226
NET ASSETS
Accumulation units	$1,009,368	$288,226
Contracts in payout (annuitization) period	81,248	—
Total net assets	$1,090,616	$288,226
FUND SHARE INFORMATION
Number of shares	127,111	22,893
Cost of investments	$1,390,081	$493,771
UNIT VALUE	$34.34	$31.97

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.
	Main Street	Invesco V.I.
	Mid Cap	Technology
	Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$4,107	$—
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(15,000)	(4,406)
Administrative expense	(1,193)	(350)
Net investment income (loss)	(12,086)	(4,756)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	142,378	5,480
Cost of investments sold	154,931	5,926
Realized gains (losses) on fund shares	(12,553)	(446)
Realized gain distributions	245,330	133,119
Net realized gains (losses)	232,777	132,673
Change in unrealized gains (losses)	(439,539)	(324,841)
Net realized and change in unrealized
gains (losses) on investments	(206,762)	(192,168)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(218,848)	$(196,924)

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.				Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Franchise	American Value	Core Equity	Core Plus Bond	Cap Growth
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(370,989)	$(10,359)	$(120,465)	$(16,986)	$(17,321)
Net realized gains (losses)	7,484,195	302,979	4,304,335	(43,999)	326,261
Change in unrealized gains (losses)	(18,488,430)	(367,463)	(11,230,319)	(314,498)	(876,060)
Increase (decrease) in net assets from operations	(11,375,224)	(74,843)	(7,046,449)	(375,483)	(567,120)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,877,090)	(190,298)	(1,958,971)	(190,494)	(110,005)
Annuity account fee	(10)	(7)	(79)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(150,528)	21,723	(196,270)	(37,974)	18,455
Increase (decrease) in net assets from
contract transactions	(2,027,628)	(168,582)	(2,155,320)	(228,468)	(91,550)
INCREASE (DECREASE) IN NET ASSETS	(13,402,852)	(243,425)	(9,201,769)	(603,951)	(658,670)
NET ASSETS AT BEGINNING OF PERIOD	36,134,011	1,897,582	33,108,297	2,459,159	1,733,300
NET ASSETS AT END OF PERIOD	$22,731,159	$1,654,157	$23,906,528	$1,855,208	$1,074,630
UNITS OUTSTANDING
Units outstanding at beginning of period	811,792	180,355	435,383	104,623	100,406
Units issued	4,424	5,283	1,617	299	4,338
Units redeemed	(64,756)	(21,998)	(35,921)	(11,310)	(13,317)
Units outstanding at end of period	751,460	163,640	401,079	93,612	91,427

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Equity	Government	Government	Invesco V.I.	EQV International
	and Income	Money Market	Securities	High Yield	Equity Fund
	Series I	Series I	Series I	Series I	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,799	$838	$4,505	$5,246	$31,083
Net realized gains (losses)	321,598	—	(14,460)	(3,814)	1,129,940
Change in unrealized gains (losses)	(543,473)	—	(97,198)	(23,567)	(3,255,080)
Increase (decrease) in net assets from operations	(214,076)	838	(107,153)	(22,135)	(2,094,057)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(506,140)	(164,785)	(64,603)	(36,364)	(542,132)
Annuity account fee	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	41,930	157,616	(30,809)	(505)	(28,800)
Increase (decrease) in net assets from
contract transactions	(464,210)	(7,169)	(95,412)	(36,869)	(570,932)
INCREASE (DECREASE) IN NET ASSETS	(678,286)	(6,331)	(202,565)	(59,004)	(2,664,989)
NET ASSETS AT BEGINNING OF PERIOD	2,668,101	878,476	957,505	218,155	10,850,070
NET ASSETS AT END OF PERIOD	$1,989,815	$872,145	$754,940	$159,151	$8,185,081
UNITS OUTSTANDING
Units outstanding at beginning of period	109,309	71,124	46,473	11,058	209,886
Units issued	2,712	12,871	47	—	736
Units redeemed	(22,678)	(13,447)	(5,117)	(2,017)	(14,162)
Units outstanding at end of period	89,343	70,548	41,403	9,041	196,460
(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the Funds during 2022.
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.
	Main Street	Invesco V.I.
	Mid Cap	Technology
	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,086)	$(4,756)
Net realized gains (losses)	232,777	132,673
Change in unrealized gains (losses)	(439,539)	(324,841)
Increase (decrease) in net assets from operations	(218,848)	(196,924)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Transfers for contract benefits and terminations	(67,044)	(931)
Annuity account fee	(9)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(51,352)	4,425
Increase (decrease) in net assets from
contract transactions	(118,405)	3,494
INCREASE (DECREASE) IN NET ASSETS	(337,253)	(193,430)
NET ASSETS AT BEGINNING OF PERIOD	1,427,869	481,656
NET ASSETS AT END OF PERIOD	$1,090,616	$288,226
UNITS OUTSTANDING
Units outstanding at beginning of period	35,166	8,924
Units issued	228	112
Units redeemed	(3,639)	(22)
Units outstanding at end of period	31,755	9,014

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.				Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Franchise	American Value	Core Equity	Core Plus Bond	Cap Growth
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(507,592)	$(10,518)	$(226,188)	$3,010	$(24,437)
Net realized gains (losses)	6,841,978	18,235	1,657,174	78,505	318,732
Change in unrealized gains (losses)	(2,634,417)	101,351	5,847,754	(137,328)	(12,574)
Increase (decrease) in net assets from operations	3,699,969	109,068	7,278,740	(55,813)	281,721
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	76,050	—	—
Transfers for contract benefits and terminations	(3,315,180)	(107,040)	(2,572,611)	(218,214)	(357,512)
Annuity account fee	(7,290)	(320)	(6,578)	(592)	(262)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,483,992)	1,895,874	(2,065,019)	(73,286)	(24,723)
Increase (decrease) in net assets from
contract transactions	(4,806,462)	1,788,514	(4,568,158)	(292,092)	(382,497)
INCREASE (DECREASE) IN NET ASSETS	(1,106,493)	1,897,582	2,710,582	(347,905)	(100,776)
NET ASSETS AT BEGINNING OF PERIOD	37,240,504	—	30,397,715	2,807,064	1,834,076
NET ASSETS AT END OF PERIOD	$36,134,011	$1,897,582	$33,108,297	$2,459,159	$1,733,300
UNITS OUTSTANDING
Units outstanding at beginning of period	924,031	—	503,751	117,017	124,842
Units issued	2,854	241,383	4,649	11,520	86
Units redeemed	(115,093)	(61,028)	(73,017)	(23,914)	(24,522)
Units outstanding at end of period	811,792	180,355	435,383	104,623	100,406

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Equity	Government	Government	Invesco V.I.	EQV International
	and Income	Money Market	Securities	High Yield	Equity Fund
	Series I	Series I	Series I	Series I	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$14,063	$(39,487)	$9,555	$7,137	$(14,430)
Net realized gains (losses)	93,311	—	(551)	174	1,735,868
Change in unrealized gains (losses)	243,346	—	(46,966)	(300)	(1,202,527)
Increase (decrease) in net assets from operations	350,720	(39,487)	(37,962)	7,011	518,911
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	900	—	1,050
Transfers for contract benefits and terminations	(369,927)	(4,475,233)	(159,829)	(44,920)	(826,688)
Annuity account fee	(465)	(447)	(315)	(94)	(1,995)
Transfers among the sub-accounts and with the
Fixed Account - net	791,049	3,672,721	(221,532)	(1,220)	(985,001)
Increase (decrease) in net assets from
contract transactions	420,657	(802,959)	(380,776)	(46,234)	(1,812,634)
INCREASE (DECREASE) IN NET ASSETS	771,377	(842,446)	(418,738)	(39,223)	(1,293,723)
NET ASSETS AT BEGINNING OF PERIOD	1,896,724	1,720,922	1,376,243	257,378	12,143,793
NET ASSETS AT END OF PERIOD	$2,668,101	$878,476	$957,505	$218,155	$10,850,070
UNITS OUTSTANDING
Units outstanding at beginning of period	90,952	137,432	64,397	13,433	245,387
Units issued	38,242	340,686	644	1	2,544
Units redeemed	(19,885)	(406,994)	(18,568)	(2,376)	(38,045)
Units outstanding at end of period	109,309	71,124	46,473	11,058	209,886
(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the Funds during 2022.
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.
	Main Street	Invesco V.I.
	Mid Cap	Technology
	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,353)	$(6,451)
Net realized gains (losses)	7,778	56,173
Change in unrealized gains (losses)	285,665	7,560
Increase (decrease) in net assets from operations	280,090	57,282
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Transfers for contract benefits and terminations	(220,024)	(20,641)
Annuity account fee	(236)	(63)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,173)	(698)
Increase (decrease) in net assets from
contract transactions	(222,433)	(21,402)
INCREASE (DECREASE) IN NET ASSETS	57,657	35,880
NET ASSETS AT BEGINNING OF PERIOD	1,370,212	445,776
NET ASSETS AT END OF PERIOD	$1,427,869	$481,656
UNITS OUTSTANDING
Units outstanding at beginning of period	40,995	9,323
Units issued	162	17
Units redeemed	(5,991)	(416)
Units outstanding at end of period	35,166	8,924

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
CG Variable Annuity Separate Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Connecticut General Life Insurance Company (“CG Life”). The assets of the Account are legally segregated from those of CG Life. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). CG Life has an administrative services agreement (the “Agreement”) with Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (“Lincoln Companies”), whereby Lincoln Companies agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Subsequent to entering into the Agreement with CG Life, Lincoln Companies entered into an administrative services agreement (the “Subsequent Agreement”) with Allstate Life Insurance Company (“ALIC”) and Allstate Life Insurance Company of New York (“ALNY”), whereby Lincoln Companies appointed ALIC and ALNY as administrators of the contracts. The obligations of ALIC and ALNY under the Subsequent Agreement are to Lincoln Companies and Lincoln Companies continue to be responsible for all terms and conditions of the Agreement.
On June 1, 2006, ALIC and ALNY appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC, ALNY and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC", formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
On October 1, 2021, Wilton Reassurance Company, a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc. acquired ALNY and on November 1, 2021, ALNY merged with and into Wilton Reassurance Life Company of New York ("WRNY"), with WRNY being the surviving company to the merger.
The obligations of Prudential for the administration of the respective Separate Accounts under the Sub-contracting Agreement are to WRNY and ELIC. WRNY and ELIC continue to be responsible for all terms and conditions of the Subsequent Agreement. The Agreement, Subsequent Agreement and Sub-contracting Agreement do not extinguish CG Life’s obligations to the variable annuity contractholders. CG Life is responsible for all contract terms and conditions of the underlying variable annuities.
CG Life issued the Invesco/CIGNA Heritage Variable Annuity and Invesco/CIGNA Heritage Variable Annuity NY contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein CG Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Fund" or "Funds") in which they invest:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I	Invesco V.I. EQV International Equity Fund Series I*
Invesco V.I. American Value Series I	Invesco V.I. Government Money Market Series I
Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series I
Invesco V.I. Core Plus Bond Series I	Invesco V.I. High Yield Series I
Invesco V.I. Discovery Mid Cap Growth Series I	Invesco V.I. Main Street Mid Cap Series I
Invesco V.I. Equity and Income Series I	Invesco V.I. Technology Series I

(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the funds during 2022.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the CG Life general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
Subsequent Event - Subsequent events were evaluated through April 19, 2023. The Account is monitoring its exposure to regional banks in the underlying funds held by the sub-accounts. Additional turmoil in the banking sector could have an adverse effect on global, national, and local economies, as well as the Account. The extent to which the state of the banking sector impacts the Account will depend on future developments, which cannot be predicted.
2. Portfolio Changes
The following sub-account name change occurred during the year ended December 31, 2022:

New fund name:	Old fund name:
Invesco V.I. EQV International Equity Fund Series I	Invesco V.I. International Growth Series I
The following sub-account name changes occurred during the year ended December 31, 2021:

New fund name:	Old fund name:
Invesco V.I. Discovery Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
Invesco V.I. Main Street Mid Cap Series I	Invesco Mid Cap Core Equity Series I
The following sub-account was opened during the year ended December 31, 2021:

Date:	Fund Name:
April 30, 2021	Invesco V.I. American Value Series I
Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2021	Invesco V.I. Value Opportunities Series I	Invesco V.I. American Value Series I
April 30, 2021	Invesco V.I. Managed Volatility Series I	Invesco V.I. Equity and Income Series I

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of CG Life. CG Life is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2022 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return is 3.00%. The mortality risk is fully borne by CG Life and may result in additional amounts being transferred into the Account by CG Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from CG Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to CG Life. A payable is established for amounts payable to CG Life from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.
5. Expenses
Contingent Deferred Sales Charge - In the event of withdrawal of the account value, a withdrawal charge may be imposed. The withdrawal charge is 7.00% of the amount withdrawn prior to the second anniversary of any purchase payment and is reduced by 1.00% each year in years 2 through 7. In year 8 and subsequent, there is no contingent deferred sales charge. The contingent deferred sales charge is recognized as a redemption of units and is included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets.
Mortality and Expense Risk Charge - CG Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.25% per annum of the average daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.
Administrative Expense Charge - CG Life deducts administrative expense charges daily at a rate equal to 0.10% per annum of the average daily net assets of the Account. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - CG Life deducts an annual contract maintenance charge of $35 on the last valuation date of each calendar year. This charge will be waived if total deposits are $100,000 or more on the last valuation date of that year. These charges are recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2022 was as follows:

Purchases

Invesco V.I. American Franchise Series I	$7,231,671
Invesco V.I. American Value Series I	393,115
Invesco V.I. Core Equity Series I	4,516,556
Invesco V.I. Core Plus Bond Series I	17,993
Invesco V.I. Discovery Mid Cap Growth Series I	393,780
Invesco V.I. Equity and Income Series I	396,535
Invesco V.I. EQV International Equity Fund Series I*	1,138,606
Invesco V.I. Government Money Market Series I	170,688
Invesco V.I. Government Securities Series I	16,806
Invesco V.I. High Yield Series I	7,743
Invesco V.I. Main Street Mid Cap Series I	257,217
Invesco V.I. Technology Series I	137,337
(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the funds during 2022.

7. Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios excluding expenses of the underlying Funds, and total return ratios by sub-account is presented below for each of the five years in the period ended December 31, 2022.
Items in the following table are notated as follows:
* Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Units	Accumulation	Net Assets	Investment	Expense	Total
	(000s)	Unit Value	(000s)	Income Ratio*	Ratio**	Return***

	Invesco V.I. American Franchise Series I
2022	751	$30.25	$22,731	—%	1.35%	(32.04)%
2021	812	44.51	36,134	—	1.35	10.42
2020	924	40.31	37,241	0.07	1.35	40.44
2019	1,060	28.71	30,415	—	1.35	34.91
2018	1,263	21.28	26,864	—	1.35	(4.93)

	Invesco V.I. American Value Series I (sub-account launched on April 30, 2021)
2022	164	10.11	1,654	0.77	1.35	(3.92)
2021	180	10.52	1,898	0.44	1.35	5.21

	Invesco V.I. Core Equity Series I
2022	401	59.61	23,907	0.91	1.35	(21.62)
2021	435	76.04	33,108	0.65	1.35	26.02
2020	504	60.34	30,398	1.30	1.35	12.32
2019	583	53.73	31,328	0.92	1.35	27.23
2018	673	42.23	28,436	0.88	1.35	(10.62)

	Invesco V.I. Core Plus Bond Series I
2022	94	19.82	1,855	0.54	1.35	(15.69)
2021	105	23.50	2,459	1.48	1.35	(2.00)
2020	117	23.98	2,807	1.74	1.35	8.24
2019	132	22.16	2,924	2.96	1.35	9.57
2018	140	20.22	2,829	3.62	1.35	(3.69)

	Invesco V.I. Discovery Mid Cap Growth Series I (sub-account launched on April 30, 2020)
2022	91	11.75	1,075	—	1.35	(31.91)
2021	100	17.26	1,733	—	1.35	17.49
2020	125	14.69	1,834	—	1.35	46.93

	Invesco V.I. Equity and Income Series I
2022	89	22.27	1,990	1.69	1.35	(8.76)
2021	109	24.41	2,668	1.92	1.35	17.05
2020	91	20.85	1,897	2.24	1.35	8.47
2019	124	19.22	2,385	2.55	1.35	18.74
2018	102	16.19	1,648	2.26	1.35	(10.73)

	Invesco V.I. EQV International Equity Fund Series I*
2022	196	41.66	8,185	1.71	1.35	(19.41)
2021	210	51.69	10,850	1.23	1.35	4.46
2020	245	49.49	12,144	2.38	1.35	12.46
2019	266	44.01	11,694	1.54	1.35	26.84
2018	307	34.69	10,647	2.02	1.35	(16.13)

(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the Funds during 2022.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Units	Accumulation	Net Assets	Investment	Expense	Total
	(000s)	Unit Value	(000s)	Income Ratio*	Ratio**	Return***

	Invesco V.I. Government Money Market Series I
2022	71	$12.36	$872	1.45%	1.35%	0.09%
2021	71	12.35	878	<0.01	1.35	(1.34)
2020	137	12.52	1,721	0.19	1.35	(1.06)
2019	79	12.65	998	1.89	1.35	0.52
2018	110	12.59	1,386	1.56	1.35	0.17

	Invesco V.I. Government Securities Series I
2022	41	18.23	755	1.88	1.35	(11.5)
2021	46	20.60	958	2.28	1.35	(3.59)
2020	64	21.37	1,376	2.44	1.35	4.84
2019	69	20.38	1,415	2.39	1.35	4.64
2018	79	19.48	1,536	2.18	1.35	(0.80)

	Invesco V.I. High Yield Series I
2022	9	17.60	159	4.20	1.35	(10.77)
2021	11	19.73	218	4.34	1.35	2.97
2020	13	19.16	257	5.33	1.35	1.92
2019	18	18.80	336	5.44	1.35	11.98
2018	22	16.79	367	4.87	1.35	(4.66)

	Invesco V.I. Main Street Mid Cap Series I
2022	32	34.34	1,091	0.34	1.35	(15.42)
2021	35	40.60	1,428	0.42	1.35	21.58
2020	41	33.40	1,370	0.72	1.35	7.77
2019	44	30.99	1,352	0.49	1.35	23.59
2018	49	25.07	1,232	0.50	1.35	(12.55)

	Invesco V.I. Technology Series I
2022	9	31.97	288	—	1.35	(40.76)
2021	9	53.97	482	—	1.35	12.87
2020	9	47.82	446	—	1.35	44.15
2019	6	33.17	200	—	1.35	34.05
2018	15	24.75	364	—	1.35	(1.80)